Description of Business, Organization, and Basis of Presentation (Details) - Schedule of Investment in Significant Subsidiaries	12 Months Ended
Dec. 31, 2023
Sincere Fame International Limited [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	British Virgin Islands October 6, 2006
Registered capital	1,230,434
Issued and fully paid up capital	1,230,434
Principal activities	Investment Holding
Sincere Fame International Limited [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Sincere Fame International Limited [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
China Financial Services Group Limited [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	Hong Kong August 28, 2000
Registered capital	100,000,000
Issued and fully paid up capital	100,000,000
Principal activities	Investment Holding
China Financial Services Group Limited [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
China Financial Services Group Limited [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 21, 1999
Registered capital	400,000,000
Issued and fully paid up capital	400,000,000
Principal activities	Investment Holding
Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fanhua United Investment Group Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 9, 2006
Registered capital	250,000,000
Issued and fully paid up capital	250,000,000
Principal activities	Investment Holding
Shenzhen Fanhua United Investment Group Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fanhua United Investment Group Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Guangzhou Anyu Mortgage Consulting Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC January 23, 2003
Registered capital	2,220,000
Issued and fully paid up capital	2,220,000
Principal activities	Micro credit and mortgage agency services
Guangzhou Anyu Mortgage Consulting Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Guangzhou Anyu Mortgage Consulting Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Chongqing Fengjie Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 13, 2010
Registered capital	500,000
Issued and fully paid up capital	500,000
Principal activities	Financial consultancy
Chongqing Fengjie Financial Advisory Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Chongqing Fengjie Financial Advisory Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Guangzhou Chengze Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 11, 2006
Registered capital	3,000,000
Issued and fully paid up capital	3,000,000
Principal activities	Software development and maintenance
Guangzhou Chengze Information Technology Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Guangzhou Chengze Information Technology Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 26, 2011
Registered capital	30,000,000
Issued and fully paid up capital	30,000,000
Principal activities	Micro credit and mortgage agency services
Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fanhua Micro-credit Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 15, 2012
Registered capital	300,000,000
Issued and fully paid up capital	300,000,000
Principal activities	Micro credit and mortgage agency services
Shenzhen Fanhua Micro-credit Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fanhua Micro-credit Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fanhua Fund Management Services [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 8, 2012
Registered capital	5,000,000
Issued and fully paid up capital	5,000,000
Principal activities	Company register service
Shenzhen Fanhua Fund Management Services [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fanhua Fund Management Services [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Guangzhou Heze Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 16, 2010
Registered capital	20,000,000
Issued and fully paid up capital	20,000,000
Principal activities	Software development and maintenance
Guangzhou Heze Information Technology Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Guangzhou Heze Information Technology Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Beijing Lianxin Chuanghui Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC February 2, 2012
Registered capital	10,000,000
Issued and fully paid up capital	10,000,000
Principal activities	Software development and maintenance
Beijing Lianxin Chuanghui Information Technology Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Beijing Lianxin Chuanghui Information Technology Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fanlian Investment Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 26, 2012
Registered capital	30,000,000
Issued and fully paid up capital	30,000,000
Principal activities	Investment Holding
Shenzhen Fanlian Investment Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fanlian Investment Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanhua Financial Leasing (Shenzhen) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 4, 2012
Registered capital	10,000,000
Issued and fully paid up capital	10,000,000
Principal activities	Business Advisory
Fanhua Financial Leasing (Shenzhen) Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanhua Financial Leasing (Shenzhen) Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fanhua Chengyu Finance Service Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 15, 2013
Registered capital	10,000,000
Issued and fully paid up capital	10,000,000
Principal activities	Labor outsourcing services
Shenzhen Fanhua Chengyu Finance Service Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fanhua Chengyu Finance Service Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Beijing Fanhua Qilin Capital Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 26, 2016
Registered capital	100,000,000
Issued and fully paid up capital	10,000,000
Principal activities	Asset Management
Beijing Fanhua Qilin Capital Management Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Beijing Fanhua Qilin Capital Management Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	96.00%
Shijiazhuang Fanhua Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 27, 2017
Registered capital	2,000,000
Issued and fully paid up capital
Principal activities	Financial Consultancy
Shijiazhuang Fanhua Financial Advisory Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shijiazhuang Fanhua Financial Advisory Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Nantong Shenfanlian Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 8, 2017
Registered capital	5,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Nantong Shenfanlian Enterprise Management Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Nantong Shenfanlian Enterprise Management Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 22, 2018
Registered capital	500,000,000
Issued and fully paid up capital	34,550,000
Principal activities	Enterprise Management
Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanxiaoxuan Cultural Media (Guangzhou) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 16, 2018
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Fanxiaoxuan Cultural Media (Guangzhou) Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanxiaoxuan Cultural Media (Guangzhou) Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Guangzhou Fanze Information Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC February 27, 2019
Registered capital	10,000,000
Issued and fully paid up capital
Principal activities	Software development and maintenance
Guangzhou Fanze Information Technology Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Guangzhou Fanze Information Technology Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Langfang Fanhua Technology Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 9, 2019
Registered capital	200,000
Issued and fully paid up capital
Principal activities	Software development and maintenance
Langfang Fanhua Technology Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Langfang Fanhua Technology Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Shenyang Fanhua Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 18, 2019
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Shenyang Fanhua Financial Advisory Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Shenyang Fanhua Financial Advisory Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Lanzhou Fanhua Enterprise Information Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC May 19, 2020
Registered capital	200,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Lanzhou Fanhua Enterprise Information Advisory Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Lanzhou Fanhua Enterprise Information Advisory Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Haikou Fanhua Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Haikou Fanhua Financial Advisory Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Haikou Fanhua Financial Advisory Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Registered capital	1,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Fanhua Jinfu (Foshan) Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Registered capital	200,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Fanhua Jinfu (Foshan) Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Fanhua Jinfu (Foshan) Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Guangzhou Nansha Weisen Technology Co., Ltd [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Software development and maintenance
Guangzhou Nansha Weisen Technology Co., Ltd [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Guangzhou Nansha Weisen Technology Co., Ltd [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Registered capital	500,000
Issued and fully paid up capital
Principal activities	Enterprise Management
Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%
Ningbo Lianyi Technological Advisory Co., Ltd. [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Registered capital	50,000,000
Issued and fully paid up capital
Principal activities	Financial consultancy
Ningbo Lianyi Technological Advisory Co., Ltd. [Member] | Direct [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group
Ningbo Lianyi Technological Advisory Co., Ltd. [Member] | Indirect [Member]
Schedule of Investment in Significant Subsidiaries [Line Items]
Percentage of equity attributable to the Group	100.00%